Sales revenues	6 Months Ended
Jun. 30, 2022
Sales Revenues
Sales revenues

4.	Sales revenues

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Diesel	18,164	10,647	10,681	6,069
Gasoline	8,034	4,765	4,309	2,743
Liquefied petroleum gas	2,623	2,036	1,437	1,120
Jet fuel	2,391	827	1,400	401
Naphtha	1,335	693	724	362
Fuel oil (including bunker fuel)	718	723	352	388
Other oil products	2,890	1,883	1,615	1,005
Subtotal oil products	36,155	21,574	20,518	12,088
Natural gas	3,684	2,370	1,961	1,333
Oil	4,443	53	2,682	−
Renewables and nitrogen products	161	22	95	9
Breakage	274	161	170	94
Electricity	402	1,134	109	591
Services, agency and others	545	331	307	170
Domestic market	45,664	25,645	25,842	14,285
Exports	14,924	10,496	8,189	6,359
Oil	10,404	7,512	5,593	4,711
Fuel oil (including bunker fuel)	4,161	2,455	2,276	1,254
Other oil products	358	529	320	394
Sales abroad (*)	1,305	539	672	338
Foreign market	16,228	11,035	8,861	6,697
Sales revenues (**)	61,892	36,680	34,703	20,982
(*) Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**) Sales revenues by business segment are set out in note 8.

In the six-month periods ended June 30, 2022 and 2021, sales to Vibra Energia (formerly BR Distribuidora) represented more than 10% of the Company’s sales revenues, mainly associated with the refining, transportation and marketing segment.